SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	As at December 31
(In millions of dollars)	2023	2022

Receivables securitization program	1,600	2,400
US commercial paper program (net of the discount on issuance)	150	214
Non-revolving credit facility borrowings	—	371

Total short-term borrowings	1,750	2,985
Below is a summary of the activity relating to our short-term borrowings for the years ended December 31, 2023 and 2022.

	Year ended December 31, 2023			Year ended December 31, 2022
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Proceeds received from receivables securitization			—			1,600
Repayment of receivables securitization			(1,000)			—
Net (repayment of) proceeds received from receivables securitization			(1,000)			1,600

Proceeds received from US commercial paper	1,803	1.357	2,447	6,745	1.302	8,781
Repayment of US commercial paper	(1,858)	1.345	(2,499)	(7,303)	1.306	(9,537)
Net repayment of US commercial paper			(52)			(756)

Proceeds received from non-revolving credit facilities (Cdn$)			375			865
Proceeds received from non-revolving credit facilities (US$)	2,125	1.349	2,866	—	—	—
Total proceeds received from non-revolving credit facilities			3,241			865

Repayment of non-revolving credit facilities (Cdn$)			(758)			(495)
Repayment of non-revolving credit facilities (US$)	(2,125)	1.351	(2,870)	(400)	1.268	(507)
Total repayment of non-revolving credit facilities			(3,628)			(1,002)

Net repayment of non-revolving credit facilities			(387)			(137)

Net (repayment of) proceeds received from short-term borrowings			(1,439)			707
Below is a summary of the activity relating to our US CP program for the years ended December 31, 2023 and 2022.

	Year ended December 31, 2023			Year ended December 31, 2022
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

US commercial paper, beginning of year	158	1.354	214	704	1.268	893
Net repayment of US commercial paper	(55)	n/m	(52)	(558)	1.355	(756)
Discounts on issuance [1]	10	1.400	14	12	1.250	15
(Gain) loss on foreign exchange [1]			(26)			62

US commercial paper, end of year	113	1.327	150	158	1.354	214
n/m - not meaningful
[1] Included in "finance costs".
Below is a summary of the activity relating to our non-revolving credit facilities for the year ended December 31, 2023 and year ended December 31, 2022.

	Years ended December 31
(In millions of dollars)	2023	2022

Non-revolving credit facility, beginning of year	371	507
Net repayment of non-revolving credit facilities	(387)	(137)
Discounts on issuance [1]	12	—
Loss on foreign exchange [1]	4	1

Non-revolving credit facility, end of year	—	371
[1] Included in "finance costs".

					As at December 31
(In millions of dollars, except interest rates)	Due date		Principal amount	Interest rate	2023	2022

Term loan facility			4,400	Floating	4,286	—
Senior notes	2023	US	500	3.000%	—	677
Senior notes	2023	US	850	4.100%	—	1,151
Senior notes	2024		600	4.000%	600	600
Senior notes [1]	2024		500	4.350%	500	—
Senior notes	2025	US	1,000	2.950%	1,323	1,354
Senior notes	2025		1,250	3.100%	1,250	1,250
Senior notes	2025	US	700	3.625%	926	948
Senior notes	2026		500	5.650%	500	—
Senior notes	2026	US	500	2.900%	661	677
Senior notes	2027		1,500	3.650%	1,500	1,500
Senior notes [1]	2027		300	3.800%	300	—
Senior notes	2027	US	1,300	3.200%	1,719	1,761
Senior notes	2028		1,000	5.700%	1,000	—
Senior notes [1]	2028		500	4.400%	500	—
Senior notes [1]	2029		500	3.300%	500	—
Senior notes	2029		1,000	3.750%	1,000	1,000
Senior notes	2029		1,000	3.250%	1,000	1,000
Senior notes	2030		500	5.800%	500	—
Senior notes [1]	2030		500	2.900%	500	—
Senior notes	2032	US	2,000	3.800%	2,645	2,709
Senior notes	2032		1,000	4.250%	1,000	1,000
Senior debentures [2]	2032	US	200	8.750%	265	271
Senior notes	2033		1,000	5.900%	1,000	—
Senior notes	2038	US	350	7.500%	463	474
Senior notes	2039		500	6.680%	500	500
Senior notes [1]	2039		1,450	6.750%	1,450	—
Senior notes	2040		800	6.110%	800	800
Senior notes	2041		400	6.560%	400	400
Senior notes	2042	US	750	4.500%	992	1,016
Senior notes	2043	US	500	4.500%	661	677
Senior notes	2043	US	650	5.450%	860	880
Senior notes	2044	US	1,050	5.000%	1,389	1,422
Senior notes	2048	US	750	4.300%	992	1,016
Senior notes [1]	2049		300	4.250%	300	—
Senior notes	2049	US	1,250	4.350%	1,653	1,693
Senior notes	2049	US	1,000	3.700%	1,323	1,354
Senior notes	2052	US	2,000	4.550%	2,645	2,709
Senior notes	2052		1,000	5.250%	1,000	1,000
Subordinated notes [3]	2081		2,000	5.000%	2,000	2,000
Subordinated notes [3]	2082	US	750	5.250%	992	1,016
					41,895	32,855
Deferred transaction costs and discounts					(1,040)	(1,122)
Less current portion					(1,100)	(1,828)

Total long-term debt					39,755	29,905
[1] Senior notes originally issued by Shaw Communications Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2023, see note 3.
[2] Senior debentures originally issued by Rogers Cable Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2023 and 2022.
[3] The subordinated notes can be redeemed at par on the five-year anniversary from issuance dates of December 2021 and February 2022 or on any subsequent interest payment date.
The tables below summarize the activity relating to our long-term debt for the years ended December 31, 2023 and 2022.

	Year ended December 31, 2023			Year ended December 31, 2022
(In millions of dollars, except exchange rates)	Notional	Exchange	Notional	Notional	Exchange	Notional
	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Credit facility borrowings (US$)	220	1.368	301	—	—	—
Credit facility repayments (US$)	(220)	1.336	(294)	—	—	—
Net borrowings under credit facilities			7			—

Term loan facility net borrowings (US$) [1]	4,506	1.350	6,082	—	—	—
Term loan facility net repayments (US$)	(1,265)	1.340	(1,695)	—	—	—
Net borrowings under term loan facility			4,387			—

Senior note issuances (Cdn$)			3,000			4,250
Senior note issuances (US$)	—	—	—	7,050	1.284	9,054
Total senior note issuances			3,000			13,304

Senior note repayments (Cdn$)			(500)			(600)
Senior note repayments (US$)	(1,350)	1.373	(1,854)	(750)	1.259	(944)
Total senior note repayments			(2,354)			(1,544)

Net issuance of senior notes			646			11,760

Subordinated note issuances (US$)	—	—	—	750	1.268	951
Net issuance of subordinated notes			—			951

Net issuance of long-term debt			5,040			12,711
[1] Borrowings under our term loan facility mature and are reissued regularly, such that until repaid, we maintain net outstanding borrowings equivalent to the then-current credit limit on the reissue dates.

		Years ended December 31
(In millions of dollars)	Note	2023	2022

Long-term debt net of transaction costs, beginning of year		31,733	18,688
Net issuance of long-term debt		5,040	12,711
Long-term debt assumed	3	4,526	—
(Gain) loss on foreign exchange		(549)	1,271
Deferred transaction costs incurred		(31)	(988)
Amortization of deferred transaction costs		136	51

Long-term debt net of transaction costs, end of year		40,855	31,733

Current		1,100	1,828
Long-term		39,755	29,905

Long-term debt net of transaction costs, end of year		40,855	31,733
Below is a summary of the senior and subordinated notes we issued in 2023 and 2022.

(In millions of dollars, except interest rates and discounts)							Transaction costs and discounts [2] (Cdn$)
Date issued		Principal amount	Due date	Interest rate	Discount/ premium at issuance	Total gross proceeds [1] (Cdn$)	Upon issuance	Upon modification [3]

2023 issuances
September 21, 2023 (senior)		500	2026	5.650%	99.853%	500	3	n/a
September 21, 2023 (senior)		1,000	2028	5.700%	99.871%	1,000	8	n/a
September 21, 2023 (senior)		500	2030	5.800%	99.932%	500	4	n/a
September 21, 2023 (senior)		1,000	2033	5.900%	99.441%	1,000	12	n/a

2022 issuances
February 11, 2022 (subordinated) [4]	US	750	2082	5.250%	At par	951	13	n/a
March 11, 2022 (senior) [5]	US	1,000	2025	2.950%	99.934%	1,283	9	50
March 11, 2022 (senior)		1,250	2025	3.100%	99.924%	1,250	7	n/a
March 11, 2022 (senior)	US	1,300	2027	3.200%	99.991%	1,674	13	82
March 11, 2022 (senior)		1,000	2029	3.750%	99.891%	1,000	7	57
March 11, 2022 (senior)	US	2,000	2032	3.800%	99.777%	2,567	27	165
March 11, 2022 (senior)		1,000	2032	4.250%	99.987%	1,000	6	58
March 11, 2022 (senior)	US	750	2042	4.500%	98.997%	966	20	95
March 11, 2022 (senior)	US	2,000	2052	4.550%	98.917%	2,564	55	250
March 11, 2022 (senior)		1,000	2052	5.250%	99.483%	1,000	12	62
[1] Gross proceeds before transaction costs, discounts, and premiums.
[2] Transaction costs, discounts, and premiums are included as deferred transaction costs and discounts in the carrying value of the long-term debt, and recognized in net income using the effective interest method.
[3]    Accounted for as a modification of the respective financial liabilities. Reflects initial consent fee of $557 million incurred in September 2022 and additional consent fee of $262 million incurred in December 2022.
[4]    Deferred transaction costs and discounts in the carrying value of the subordinated notes are recognized in net income using the effective interest method over a five-year period. The subordinated notes due 2082 can be redeemed at par on March 15, 2027 or on any subsequent interest payment date.
[5] The US$1 billion senior notes due 2025 can be redeemed at par on or after March 15, 2023.
Disclosure of detailed information about accounts receivable securitization program

	As at December 31
(In millions of dollars)	2023	2022

Receivables sold to buyer as security	3,178	2,914
Short-term borrowings from buyer	(1,600)	(2,400)

Overcollateralization	1,578	514

		Years ended December 31
(In millions of dollars)	Note	2023	2022

Receivables securitization program, beginning of year		2,400	800
Receivables securitization program assumed	3	200	—
Net (repayment of) proceeds received from receivables securitization		(1,000)	1,600

Receivables securitization program, end of year		1,600	2,400